Leases (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Future Lease Payments Under Operating Leases Abstract
2023	$ 58
2024-2025	103
Total future operating lease payments	161
Less: imputed interest	(20)
Present value of lease liability	$ 141